Related parties (Tables)	12 Months Ended
Dec. 31, 2021
Related Party [Abstract]
Disclosure of interests in subsidiaries and joint ventures
The Company has interests in significant subsidiaries and joint ventures as follows:

Name	Country of incorporation	Principal activities	Interest %
			Dec 31 2021	Dec 31 2020
Significant subsidiaries:
Methanex Asia Pacific Limited	Hong Kong	Marketing & distribution	100%	100%
Methanex Services (Shanghai) Co., Ltd.	China	Marketing & distribution	100%	100%
Methanex Europe NV	Belgium	Marketing & distribution	100%	100%
Methanex Methanol Company, LLC	United States	Marketing & distribution	100%	100%
Egyptian Methanex Methanol Company S.A.E. ("Methanex Egypt")	Egypt	Production	50%	50%
Methanex Chile SpA	Chile	Production	100%	100%
Methanex New Zealand Limited	New Zealand	Production	100%	100%
Methanex Trinidad (Titan) Unlimited	Trinidad	Production	100%	100%
Methanex USA LLC	United States	Production	100%	100%
Methanex Louisiana LLC	United States	Production	100%	100%
Waterfront Shipping Company Limited [1]	Cayman Islands	Shipping	100%	100%
Significant joint ventures:
Atlas Methanol Company Unlimited [2]	Trinidad	Production	63.1%	63.1%
[1]     Waterfront Shipping Company Limited has a controlling interest in multiple ocean-going vessels owned through less than wholly-owned entities as disclosed in note 24.
[2]     Summarized financial information for the investment in Atlas is disclosed in note 6.

Disclosure of transactions between related parties
Remuneration to non-management directors and senior management, which includes the members of the executive leadership team, is as follows:

For the years ended December 31	2021	2020
Short-term employee benefits	$6,273	$6,272
Post-employment benefits	766	944
Other long-term employee benefits	53	50
Share-based compensation expense (recovery) [1]	(1,545)	26,481
Total	$5,547	$33,747
[1]  Balance includes realized and unrealized recoveries from share-based compensation awards granted.